Schedule of sales to major customers (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Sales	$ 1,414	$ 4,262
Customer A [member]
IfrsStatementLineItems [Line Items]
Sales		2,413
Customer B [Member]
IfrsStatementLineItems [Line Items]
Sales	190	228
Customer C [member]
IfrsStatementLineItems [Line Items]
Sales	188	345
Customers [member]
IfrsStatementLineItems [Line Items]
Sales	$ 378	$ 2,986